NATIONWIDE VARIABLE INSURANCE TRUST

NVIT Allspring Discovery Fund
NVIT Amundi Multi Sector Bond Fund
NVIT AQR Large Cap Defensive Style Fund
NVIT BlackRock Equity Dividend Fund
NVIT BNY Mellon Core Plus Bond Fund
NVIT BNY Mellon Dynamic U.S. Core Fund
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
NVIT Bond Index Fund
NVIT Calvert Equity Fund
NVIT Columbia Overseas Value Fund
NVIT Core Bond Fund
NVIT DoubleLine Total Return Tactical Fund
NVIT Emerging Markets Fund
NVIT Federated High Income Bond Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT International Equity Fund
NVIT International Index Fund

NVIT Invesco Small Cap Growth Fund (formerly, NVIT Multi-Manager Small Cap Growth Fund)
NVIT J.P. Morgan Digital Evolution Strategy Fund
NVIT J.P. Morgan Innovators Fund
NVIT J.P. Morgan Large Cap Growth Fund
NVIT J.P. Morgan U.S. Equity Fund
NVIT J.P. Morgan US Technology Leaders Fund
NVIT Jacobs Levy Large Cap Core Fund
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Loomis Short Term Bond Fund
NVIT Mid Cap Index Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
NVIT NS Partners International Focused Growth Fund
NVIT Real Estate Fund
NVIT S&P 500 Index Fund
NVIT Small Cap Index Fund
NVIT Victory Mid Cap Value Fund (formerly, NVIT Multi-Manager Mid Cap Value Fund)

Supplement dated December 12, 2024

to the Statement of Additional Information (“SAI”) dated April 29, 2024

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

NVIT Victory Mid Cap Value Fund (formerly, NVIT Multi-Manager Mid Cap Value Fund) (the “Fund)

Effective January 1, 2025, the SAI is amended as follows:

1.

The information regarding the Fund under the heading “Investment Advisory and Other Services – Limitation of Fund Expenses” on page 71 of the SAI is deleted in its entirety and replaced with the following:

•	Nationwide Victory Mid Cap Value Fund to 0.73% until April 30, 2026

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE